SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based payment transaction
Share-based compensation expense	$ 23.0	$ 17.2
Share option
Share-based payment transaction
Share-based compensation expense		0.1
Restricted share plan
Share-based payment transaction
Share-based compensation expense	19.0	13.2
DSUs
Share-based payment transaction
Share-based compensation expense	1.6	1.4
ESPP
Share-based payment transaction
Share-based compensation expense	$ 2.4	$ 2.5